APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS (Tables)	12 Months Ended
Dec. 31, 2018
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Schedule of financial instruments reclassified upon initial application of IFRS 9

On the date of initial application, 1 January 2018, the financial instruments of the Group were reclassified as follows:

	Measurement Category		Carrying Amount
			Closing Balance		Opening Balance
	Original IAS 39	New IFRS 9	31 December,	Adoption of	1 January,
	Category	Category	2017(IAS 39)	IFRS 9	2018(IFRS 9)
Cash and cash equivalents	Amortised cost	Amortised cost	46,084	—	46,084
Restricted cash	Amortised cost	Amortised cost	40,716	—	40,716
Trade and other receivables	Amortised cost	Amortised cost	22,150	(1,044)	21,106
Other non-current assets	Amortised cost	Amortised cost	9,634	(467)	9,167
Amounts due from related parties
CNE	Amortised cost	Amortised cost	1,493	—	1,493
Su Weili	Amortised cost	FVTPL	15,220	—	15,220
RisenSky Solar S.a.r.l.	Amortised cost	FVTPL	5,632	(433)	5,199
			140,929	(1,944)	138,985

There has been no changes to the classification or measurement of financial liabilities as a result of the application of IFRS 9.

Reconciliation of statement of financial position balances from IAS 39 to IFRS 9 at 1 January 2018:

	IAS 39			IFRS 9
	Carrying			Carrying
	amount			amount	Retained
	31 December,			1 January,	earnings
	2017	Reclassification	Remeasurement	2018	effect
Fair value through profit or loss
Amounts due from related parties	—	19,605	(433)	19,172	(433)
Amortised cost
Cash and cash equivalents	46,084	—	—	46,084	—
Restricted cash	40,716	—	—	40,716	—
Amount due from related parties	22,345	(19,605)	—	2,740	—
Trade and other receivables	22,150	—	(1,044)	21,106	(1,044)
Other non-current assets	9,634	—	(467)	9,167	(467)
Total financial asset balances, reclassification and remeasurement at 1 January 2018	140,929	—	(1,944)	138,985	(1,944)

Schedule of reconciliation of statement of financial position balances from IAS 18 to IFRS 15

	IAS 18			IFRS 15
	Carrying			Carrying
	amount			amount	Retained
	31 December,			1 January,	earnings
	2017	Reclassification	Remeasurement	2018	effect
Contract assets	—	819	—	819	—
Trade and other receivables	34,582	(819)	—	33,763	—
Total balances, reclassification and remeasurement at 1 January 2018	34,582	—	—	34,582	—